STOCK OPTIONS (Details Textual) - USD ($)	1 Months Ended							2 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 08, 2016	Apr. 26, 2016	Apr. 21, 2016	Dec. 14, 2015	Nov. 24, 2015	Feb. 26, 2015	Feb. 17, 2015	Jun. 30, 2016	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation									$ 204,842	$ 158,244	$ 26,724	$ 371,637	$ 424,090	$ 1,324,282	$ 112,573	$ 1,495,837	$ 1,709,230	$ 484,210
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term										5 years 10 months 20 days					6 years 5 months 19 days		6 years 1 month 28 days	6 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term										5 years 3 months 4 days					6 years 3 months 29 days		5 years 5 months 26 days	6 years 3 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant										10,800,000						10,800,000
Maximum Percentage of Common Stock of Reserved For Issuance									15.00%				15.00%
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,000,000
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,000,000
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation									$ 204,842	$ 158,244	$ 3,309				$ 112,573	$ 1,464,837	$ 1,467,907
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number															531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value															$ 230,930
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value															$ 118,957
Share-based Compensation															$ 118,957
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								62,912							125,824
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.165
Employees and Consultant [Member] | April issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation													$ 3,658
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.23
Employees and Consultant [Member] | June issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation													176
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1															7 years
Fair Value Of Options						$ 1,259,487
Director and Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				2,495,000			314,560
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1							7 years
Fair Value Of Options				$ 1,260,437			$ 136,613
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					650,000
Fair Value Of Options					$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			3,895,000
Share-based Compensation									17,812				$ 22,479
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		213,750
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		250,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award Options Vested Weighted Average Grant Date Fair Values			$ 2,582,890
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.25
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			0.95
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.05
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation									$ 10,169
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	750,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Fair Value Of Options	$ 652,068
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period									25,000				40,000
Share-based Compensation									$ 102,300				$ 202,608